Taxes - Schedule of Reconciles China Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles China Statutory Rates [Abstract]
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	25.00%	25.00%
Permanent difference
Effective tax rate